Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate general and administrative expenses [abstract]
Salaries and employee benefits	$ 2,847	$ 2,160
Directors' fees	379	326
Share-based payments	3,671	1,990
Professional fees	809	700
Office and general	2,005	1,544
Corporate general and administrative expenses	$ 9,711	$ 6,720